INVESTMENTS - Schedule of Master Trust Net Assets (Details) - EBP 011 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
NET ASSETS AVAILABLE FOR BENEFITS	$ 6,906,718,000	$ 5,951,872,000
Master Trust Balances
At fair value:
Total investments at fair value	6,568,083,000	5,644,890,000
At contract value:
Total investments at contract value	671,822,000	687,944,000
Receivables:
Pending receivable	40,687,000	37,618,000
Accrued balance	421,000	382,000
Receivables	41,108,000	38,000,000
Total assets	7,281,013,000	6,370,834,000
Liabilities:
Accrued expenses	749,000	497,000
Total liabilities	749,000	497,000
NET ASSETS AVAILABLE FOR BENEFITS	7,280,264,000	6,370,337,000
Master Trust Balances | Short-term investment funds
At fair value:
Total investments at fair value	21,639,000	21,658,000
Master Trust Balances | HII common stock
At fair value:
Total investments at fair value	274,356,000	181,010,000
Master Trust Balances | Collective trust funds
At fair value:
Total investments at fair value	5,820,851,000	5,040,576,000
Master Trust Balances | Schwab Personal Choice Retirement Account
At fair value:
Total investments at fair value	451,237,000	401,646,000
Master Trust Balances | Synthetic guaranteed investment contracts
At contract value:
Total investments at contract value	671,822,000	687,944,000
Plan's Interest in Master Trust Balances
At fair value:
Total investments at fair value	6,117,542,000	5,157,264,000
At contract value:
Total investments at contract value	635,066,000	649,062,000
Receivables:
Pending receivable	40,687,000	37,618,000
Accrued balance	0	0
Receivables	40,687,000	37,618,000
Total assets	6,793,295,000	5,843,944,000
Liabilities:
Accrued expenses	749,000	463,000
Total liabilities	749,000	463,000
NET ASSETS AVAILABLE FOR BENEFITS	6,792,546,000	5,843,481,000
Plan's Interest in Master Trust Balances | Short-term investment funds
At fair value:
Total investments at fair value	20,472,000	20,451,000
Plan's Interest in Master Trust Balances | HII common stock
At fair value:
Total investments at fair value	269,049,000	176,610,000
Plan's Interest in Master Trust Balances | Collective trust funds
At fair value:
Total investments at fair value	5,376,784,000	4,558,557,000
Plan's Interest in Master Trust Balances | Schwab Personal Choice Retirement Account
At fair value:
Total investments at fair value	451,237,000	401,646,000
Plan's Interest in Master Trust Balances | Synthetic guaranteed investment contracts
At contract value:
Total investments at contract value	$ 635,066,000	$ 649,062,000